Shareholder Report, Holdings (Details)	Jun. 30, 2024
LIFEX Income Fund 1948F | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.20%
LIFEX Income Fund 1948F | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
LIFEX Income Fund 1948F | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
LIFEX Income Fund 1949F | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.70%
LIFEX Income Fund 1949F | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
LIFEX Income Fund 1949F | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
LIFEX Income Fund 1950F | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
LIFEX Income Fund 1950F | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
LIFEX Income Fund 1950F | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
LIFEX Income Fund 1951F | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.80%
LIFEX Income Fund 1951F | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
LIFEX Income Fund 1951F | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
LIFEX Income Fund 1952F | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.50%
LIFEX Income Fund 1952F | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
LIFEX Income Fund 1952F | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
LIFEX Income Fund 1953F | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.40%
LIFEX Income Fund 1953F | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
LIFEX Income Fund 1953F | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
LIFEX Income Fund 1954F | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.20%
LIFEX Income Fund 1954F | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
LIFEX Income Fund 1954F | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
LIFEX Income Fund 1955F | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.60%
LIFEX Income Fund 1955F | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
LIFEX Income Fund 1955F | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
LIFEX Income Fund 1956F | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.40%
LIFEX Income Fund 1956F | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
LIFEX Income Fund 1956F | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
LIFEX Income Fund 1957F | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
LIFEX Income Fund 1957F | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
LIFEX Income Fund 1957F | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
LIFEX Income Fund 1958F | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.10%
LIFEX Income Fund 1958F | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
LIFEX Income Fund 1958F | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
LIFEX Income Fund 1959F | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
LIFEX Income Fund 1959F | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
LIFEX Income Fund 1959F | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
LIFEX Income Fund 1960F | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
LIFEX Income Fund 1960F | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
LIFEX Income Fund 1960F | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
LIFEX Income Fund 1961F | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
LIFEX Income Fund 1961F | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
LIFEX Income Fund 1961F | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
LIFEX Income Fund 1962F | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.20%
LIFEX Income Fund 1962F | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
LIFEX Income Fund 1962F | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
LIFEX Income Fund 1963F | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
LIFEX Income Fund 1963F | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
LIFEX Income Fund 1963F | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
LIFEX Income Fund 1963M | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
LIFEX Income Fund 1963M | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
LIFEX Income Fund 1963M | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
LIFEX Inflation-Protected Income Fund 1948F | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.60%
LIFEX Inflation-Protected Income Fund 1948F | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
LIFEX Inflation-Protected Income Fund 1948F | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
LIFEX Inflation-Protected Income Fund 1949F | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.20%
LIFEX Inflation-Protected Income Fund 1949F | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
LIFEX Inflation-Protected Income Fund 1949F | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
LIFEX Inflation-Protected Income Fund 1950F | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.90%
LIFEX Inflation-Protected Income Fund 1950F | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
LIFEX Inflation-Protected Income Fund 1950F | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
LIFEX Inflation-Protected Income Fund 1951F | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
LIFEX Inflation-Protected Income Fund 1951F | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
LIFEX Inflation-Protected Income Fund 1951F | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
LIFEX Inflation-Protected Income Fund 1952F | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.20%
LIFEX Inflation-Protected Income Fund 1952F | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
LIFEX Inflation-Protected Income Fund 1952F | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
LIFEX Inflation-Protected Income Fund 1953F | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
LIFEX Inflation-Protected Income Fund 1953F | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
LIFEX Inflation-Protected Income Fund 1953F | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
LIFEX Inflation-Protected Income Fund 1954F | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.00%
LIFEX Inflation-Protected Income Fund 1954F | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
LIFEX Inflation-Protected Income Fund 1954F | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
LIFEX Inflation-Protected Income Fund 1955F | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.40%
LIFEX Inflation-Protected Income Fund 1955F | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
LIFEX Inflation-Protected Income Fund 1955F | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
LIFEX Inflation-Protected Income Fund 1956F | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.70%
LIFEX Inflation-Protected Income Fund 1956F | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
LIFEX Inflation-Protected Income Fund 1956F | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
LIFEX Inflation-Protected Income Fund 1957F | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.90%
LIFEX Inflation-Protected Income Fund 1957F | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
LIFEX Inflation-Protected Income Fund 1957F | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
LIFEX Inflation-Protected Income Fund 1958F | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.90%
LIFEX Inflation-Protected Income Fund 1958F | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
LIFEX Inflation-Protected Income Fund 1958F | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
LIFEX Inflation-Protected Income Fund 1959F | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.30%
LIFEX Inflation-Protected Income Fund 1959F | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
LIFEX Inflation-Protected Income Fund 1959F | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
LIFEX Inflation-Protected Income Fund 1960F | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.70%
LIFEX Inflation-Protected Income Fund 1960F | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
LIFEX Inflation-Protected Income Fund 1960F | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
LIFEX Inflation-Protected Income Fund 1961F | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.50%
LIFEX Inflation-Protected Income Fund 1961F | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
LIFEX Inflation-Protected Income Fund 1961F | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
LIFEX Inflation-Protected Income Fund 1962F | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.70%
LIFEX Inflation-Protected Income Fund 1962F | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
LIFEX Inflation-Protected Income Fund 1962F | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
LIFEX Inflation-Protected Income Fund 1963F | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.60%
LIFEX Inflation-Protected Income Fund 1963F | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
LIFEX Inflation-Protected Income Fund 1963F | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
LIFEX Inflation-Protected Income Fund 1963M | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.10%
LIFEX Inflation-Protected Income Fund 1963M | Treasury Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
LIFEX Inflation-Protected Income Fund 1963M | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%